Leases - Schedule of Details of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	$ (130,813)	$ (99,723)	$ (146,577)
Variable lease expense - Contingent rentals based on sales	(36,767)	(39,401)	(42,440)
Total lease expense	(167,580)	(139,124)	(189,017)
General and administrative expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(6,590)	(7,062)	(7,614)
Company-operated restaurants | Occupancy and other operating expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(94,254)	(69,151)	(104,236)
Variable lease expense - Contingent rentals based on sales	(27,262)	(26,153)	(29,562)
Franchised restaurants | Franchised restaurants - occupancy expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(29,969)	(23,510)	(34,727)
Variable lease expense - Contingent rentals based on sales	$ (9,505)	$ (13,248)	$ (12,878)